Share-Based Compensation	6 Months Ended
Oct. 31, 2024
Share-Based Compensation [Abstract]
Share-based compensation

Note 13 – Share-based compensation

Share option plan (the “2019 Plan”)

On February 5, 2019, the shareholders and Board of Directors of the Company approved the 2019 Plan, which is administered by the Board of Directors and has a term of 10 years from the date of adoption. Under the 2019 Plan, the Company has set aside options that are exercisable into 1,095,000 ordinary shares (retrospectively restated the share split of 50-for-1 and 100-for-1 on July 16, 2019 and October 25, 2021) of the Company to eligible employees, officers, directors or any other individual as deemed appropriate by the board of directors. The purpose of the 2019 Plan is to attract and retain exceptionally talented and qualified individuals, and to motivate them to exercise their best efforts on behalf of the Company through valuable incentives and awards.

The options granted under the 2019 Plan have a contractual term of 10 years. The share options vested on the day before the listing date. The grantees can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e. 10 years after its grant date); or 2) upon the grantee terminates their employment if the vested option has not been exercised. The commencement date of exercise is upon the completion of the Company’s IPO.

The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions: risk-free interest rate of - 0.14%, dividend yield of 0.00%; estimated volatility of 69.10%, and expected lives of options of 10 years. Expected volatilities are based on historical volatilities of the Company’s peer group averages.

A summary of the employee equity award activity under the 2019 Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2023	1,035,000	2.00	5.8	603.0
Granted	-	-	-	-
Forfeited / Cancelled	-	-	-	-
Outstanding, October 31, 2023	1,035,000	2.00	5.3	90.7
Vested at October 31, 2023	1,035,000	2.00	5.3	90.7
Exercisable at October 31, 2023	1,035,000	2.00	5.3	90.7

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2024	1,020,000	2.00	4.8	121.4
Granted	-	-	-	-
Forfeited / Cancelled	-	-	-	-
Outstanding, October 31, 2024	1,020,000	2.00	4.3	69.1
Vested at October 31, 2024	1,020,000	2.00	4.3	69.1
Exercisable at October 31, 2024	1,020,000	2.00	4.3	69.1

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		USD	Years	USD
Outstanding, April 30, 2024	1,020,000	0.01	4.8	0.8
Granted	-	-	-	-
Forfeited / Cancelled	-	-	-	-
Outstanding, October 31, 2024	1,020,000	0.01	4.3	0.5
Vested at October 31, 2024	1,020,000	0.01	4.3	0.5
Exercisable at October 31, 2024	1,020,000	0.01	4.3	0.5

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share and the option’s respective exercise price.

For the six months ended October 31, 2023, the Company recognized share-based compensation expense of JPY1,616,463 when a performance condition was met upon closing of the Company’s IPO on July 27, 2023.

Trust-Type Share Option Plan (the “2019 Trust-Type Plan”)

On July 1, 2019, the shareholders and Board of Directors of the Company approved the 2019 Trust-Type Share Option Plan (the “2019 Trust-Type Plan”); 2019 Trust-Type Plan is administered by the Board of Directors, and has a term of 10 years from the date of adoption. Under the “2019 Trust-type Plan”, the Company deposited into the trust a set of options that are exercisable into a total of 2,000,000 ordinary shares (retrospectively restated for the share split of 50-for-1 and 100-for-1 on July 16, 2019 and October 25, 2021, respectively) of the Company. The board of directors and the trustee of the 2019 Trust-Type Plan, in their discretion, may designate and distribute these options to individuals, including but not limited to employees, officers, and directors. The purpose of the “2019 Trust-type Plan” is to attract and retain exceptionally qualified and talented individuals and to motivate them to exercise their best efforts on behalf of the Group through valuable incentives and awards.

The trust-type share option (trust for market value-issue stock acquisition rights) is a scheme of where the option holder is granted the right to acquire the Company’s stock in the open market at pre-determined price, which can be lower than the fair market value; therefore, generating immediate benefit to the holder to option. The trust type plan was initiated and created by the trustor (Mr. Kobayashi, the Company’s Chief Executive Officer) when he deposited funds into the trust with the intention to reward the beneficiaries of the plan. The trustee is entrusted with the responsibility to grant to beneficiaries (officers and employees, etc.) the options.

The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions: risk-free interest rate of - 0.14%, dividend yield of 0.00%; estimated volatility of 69.10%, and expected lives of options of 10 years. Expected volatilities are based on historical volatilities of the Company’s peer group averages.

A summary of the employee equity award activity under the 2019 Trust-Type Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2023	2,000,000	50	6.2	555.0
Granted	-	-	-	-
Forfeited / Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding, October 31, 2023	2,000,000	50	5.7	43.2
Vested at October 31, 2023	2,000,000	50	5.7	43.2
Exercisable at October 31, 2023	2,000,000	50	5.7	43.2
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2024	1,960,000	50	5.2	73.4
Granted	-	-	-	-
Forfeited / Cancelled	(1,960,000)	50	-	-
Exercised	-	-	-	-
Outstanding, October 31, 2024	-	-	-	-
Vested at October 31, 2024	-	-	-	-
Exercisable at October 31, 2024	-	-	-	-

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		USD	Years	USD
Outstanding, April 30, 2024	1,960,000	0.3	5.2	0.5
Granted	-	-	-	-
Forfeited / Cancelled	(1,960,000)	0.3	-	-
Exercised	-	-	-	-
Outstanding, October 31, 2024	-	-	-	-
Vested at October 31, 2024	-	-	-	-
Exercisable at October 31, 2024	-	-	-	-

On August 12, 2024, allocated share options of 1,960,000 units under the 2019 Trust-Type Plan were cancelled without a concurrent grant of replacement share options or other valuable consideration because the Company’s share price calculated based on ordinary shares fell below JPY50, which is one of the conditions of cancellation stipulated in the 2019 Trust-Type Plan agreement. As those options were fully vested when cancelled on August 12, 2024, no additional compensation costs were recorded upon cancellation in accordance with ASC 718-20-35-9.